Investment in Securities (Summary of Roll-forwards of Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	¥ 670	¥ 634
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	128	35
Additional increases to the allowance for credit losses on available-for-sale debt securities that had an allowance recorded in a previous period		31
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	(26)
Increase (Decrease) from the effects of changes in foreign exchange rates	(1)	(160)
Ending	771	540
Foreign municipal bond securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	245	248
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	0
Additional increases to the allowance for credit losses on available-for-sale debt securities that had an allowance recorded in a previous period		0
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0
Increase (Decrease) from the effects of changes in foreign exchange rates	(1)	(14)
Ending	244	234
Foreign corporate debt securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	34
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	(26)
Increase (Decrease) from the effects of changes in foreign exchange rates	0
Ending	8
Foreign other asset- backed securities and debt securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	391	386
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	128	35
Additional increases to the allowance for credit losses on available-for-sale debt securities that had an allowance recorded in a previous period		31
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0
Increase (Decrease) from the effects of changes in foreign exchange rates	0	(146)
Ending	¥ 519	¥ 306